STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK BASED COMPENSATION
Schedule of stock based compensation expense

	For the three months ended September 30,		For the nine months ended September 30,
	2011	2012	2011	2012
	($000s)
Research and development	39	16	130	49
General and administrative	171	59	515	202
Income (loss) from discontinued operations, net of tax	11	1	32	36
Stock-based compensation costs before income taxes	221	76	677	287

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Research and development	271	351	171
Selling, general and administrative	484	1,344	669
Discontinued operations	55	51	42
Stock-based compensation costs before income taxes	810	1,746	882

Schedule of stock option activity

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
				($000s)

Options outstanding at December 31, 2011	502,253	$26.11	6.44	140
Granted	33,571	$3.29
Exercised	(15,438)	$3.06
Expired	—	—
Cancelled / forfeited	(39,970)	$20.03
Options outstanding at September 30, 2012	480,416	$25.76	5.84	212
Unvested at September 30, 2012	77,607	$9.00	8.67	36
Vested and exercisable at September 30, 2012	402,809	$28.99	5.30	176

Cyclacel Pharmaceuticals, Inc.	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2009	478,554	$29.47	7.76	$698
Granted	86,758	$12.74
Exercised	(24,901)	$3.01
Cancelled/forfeited	(41,849)	$31.78
Options outstanding at December 31, 2010	498,562	$27.72	7.22	$938
Granted	28,500	$10.64
Exercised	(948)	$2.87
Cancelled/forfeited	(23,865)	$40.53
Options outstanding at December 31, 2011	502,249	$26.11	6.44	$140
Unvested at December 31, 2011	90,237	$12.11	8.75	$3
Vested and exercisable at December 31, 2011	412,012	$29.19	5.93	$136

Schedule of assumptions for stock option grants to employees and directors

	For the nine months ended September 30,
	2011	2012
Expected term	5 — 6 yrs.	6 yrs.
Risk free interest rate	1.47 — 2.29%	0.95%
Expected volatility	93 — 99%	98%
Expected dividend yield over expected term	—	—
Resulting weighted average grant fair value	$8.05	$2.52

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Expected term (years)	0.75 — 5 Yrs	5 — 6 Yrs	5 — 6 Yrs
Risk free interest rate	0.325 — .84%	1.64 — 2.96%	1.47 — 2.29%
Volatility	65 — 169%	90 — 102%	93 — 99%
Dividends	0.00%	0.00%	0.00%
Resulting weighted average grant date fair value	$2.73	$9.80	$8.05

Schedule of restricted stock activity
	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	1,632	$3.08
Vested	(1,341)	$3.08
Non-vested at September 30, 2012	291	$3.08

	Restricted Stock	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	5,204	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2010	3,418	$3.08
Vested	(1,786)	$3.08
Non-vested at December 31, 2011	1,632	$3.08

Schedule of restricted stock units activity

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2011	36,463	$5.60
Granted	12,281	$3.85
Forfeited	(6,904)	$4.99
Vested	(2,010)	$3.08
Non-vested at September 30, 2012	39,830	$5.32

	Restricted Stock Units	Weighted Average Grant Date Value Per Share
Non-vested at December 31, 2009	7,812	$3.08
Vested	(2,670)	$3.08
Non-vested at December 31, 2010	5,142	$3.08
Granted	34,000	$5.81
Vested	(2,679)	$3.08
Non-vested at December 31, 2011	36,463	$5.60